Provisions, contingent liabilities and other liabilities - Movement of the provision for closure of mining units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions and contingent liabilities
Reversal of impairment loss	$ 2,083	$ (2,083)	$ 5,693
Sale of mining unit	(5,093)
Disbursements	(26,722)
Classification by maturity
Current portion				$ 68,000	$ 72,771
Non-current portion				252,338	221,736
Closure Of Mining Units And Exploration Projects [Member]
Provisions and contingent liabilities
Beginning balance	252,305	225,877
Continuing mining units, note 11(a)	31,500	26,722
Discontinued mining units, note	58	1,912
Exploration projects, note 26(a)	642	4,020
Continuing mining units, note 27(a)	6,424	10,266
Discontinued mining units, note 1(e)	176	266
Exploration projects, note 27(a)	248	124
Sale of mining unit	(5,093)
Disbursements	(8,571)	(16,882)
Final balance	277,689	252,305	225,877
Classification by maturity
Current portion				32,462	35,280
Non-current portion				245,227	217,025
Provision for closure of mining units and exploration projects	277,689	252,305	225,877	277,689	252,305	$ 225,877
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Beginning balance	1,608,380	1,294,464	1,234,731
Additional provisions	120,655	301,096	43,560
Payments	(22,656)	(23,889)	(19,842)
Unwinding of discount, note 19	32,049	36,709	36,015
Final balance	1,738,428	1,608,380	1,294,464
Classification by maturity
Current portion				92,706	39,156	19,325
Non-current portion				1,645,722	1,569,224	1,275,139
Provision for closure of mining units and exploration projects	$ 1,738,428	$ 1,608,380	$ 1,294,464	$ 1,738,428	$ 1,608,380	$ 1,294,464